INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2023
INCOME TAXES
Schedule of Components of net deferred tax assets
	March 31, 2023	March 31, 2022
Deferred tax assets:
Net operating loss	$1,757,783	$319,880
Less: Valuation allowance	(1,757,783)	(319,880)
Net deferred tax assets	$-	$-